SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF SHORT-TERM INVESTMENTS

	March 31, 2022	September 30, 2021
	(Unaudited)
Beginning balance	$1,703,314	$-
Add: purchase wealth management financial products	3,678,199	2,159,920
Less: proceeds received upon maturity of short-term investments	(5,273,186)	(470,082)
Foreign currency translation adjustments	23,787	13,476
Ending balance of short-term investments	$132,114	$1,703,314

SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	March 31, 2022	March 31, 2021	September 30, 2021
Period-end spot rate	US$1=RMB6.3431	US$1=RMB6.5565	US$1=RMB6.4580
Average rate	US$1=RMB6.3712	US$1=RMB6.5541	US$1=RMB6.5095

SCHEDULE OF EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the six months ended March 31, 2022 and 2021:

	For the six months ended March 31,
	2022	2021
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to ordinary shareholders	$2,548,678	$2,311,399

Denominator:
Weighted-average number of ordinary shares outstanding – basic	8,350,381	5,800,000
Outstanding options	35,925	-
Outstanding warrants	-	-
Potentially dilutive shares from outstanding options and warrants	35,925	-
Weighted-average number of ordinary shares outstanding – diluted	8,386,306	5,800,000
Earnings per share – basic	$0.31	$0.40
Earnings per share – diluted	$0.30	$0.40